Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Other reserves	Accumulated deficit	Equity attributable to equity holders of the Company	Non-controlling interest	Total
Beginning Balance (Previously reported) at Dec. 31, 2020	$ 27	$ 8,289	$ (111,070)	$ (102,754)		$ (102,754)
Beginning Balance (Impact of correction) at Dec. 31, 2020			(381)	(381)		(381)
Beginning Balance at Dec. 31, 2020	$ 27	8,289	(111,451)	(103,135)		(103,135)
Beginning Balance (in Shares) (Previously reported) at Dec. 31, 2020	20,000
Beginning Balance (in Shares) at Dec. 31, 2020	20,000
Profit/(Loss) for the period			(31,798)	(31,798)		(31,798)
Other comprehensive income		(250)		(250)		(250)
Total comprehensive income/(loss) for the period, net of tax		(250)	(31,798)	(32,048)		(32,048)
Share-based payments		73	(254)	(181)		(181)
Distribution and dividends			(50,000)	(50,000)		(50,000)
Total transactions with shareholders		73	(50,254)	(50,181)		(50,181)
Ending Balance at Jun. 30, 2021	$ 27	8,112	(193,503)	(185,364)		(185,364)
Ending Balance (in Shares) at Jun. 30, 2021	20,000
Beginning Balance at Dec. 31, 2021		166,405	(327,497)	(161,092)	$ 44	(161,048)
Beginning Balance (in Shares) at Dec. 31, 2021	196,523,101
Profit/(Loss) for the period			53,063	53,063	(325)	52,738
Other comprehensive income		3,177		3,177		3,177
Total comprehensive income/(loss) for the period, net of tax		3,177	53,063	56,240	(325)	55,915
Issue of ordinary shares related to business combination		(2,094)		(2,094)		(2,094)
Share-based payments		2,029		2,029		2,029
Total transactions with shareholders		(65)		(65)		(65)
Ending Balance at Jun. 30, 2022		$ 169,517	$ (274,434)	$ (104,917)	$ (281)	$ (105,198)
Ending Balance (in Shares) at Jun. 30, 2022	196,523,101